SCHEDULE OF COMPOSITION OF LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Total	$ 2,645	$ 4,516
UNITED STATES
Total	2,211	4,172
ISRAEL
Total	$ 434	$ 344